Amounts Due from the Former Group Companies (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Due from the Former Group Companies [Abstract]
Schedule of Amounts Due from the Former Group Companies
	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Amounts due from former group companies - net	217,639	5,339,834
Provision for due from former group companies	(217,639)	-
	-	5,339,834